Income Taxes (Statutory Tax Rate to Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%		35.00%		35.00%
State income taxes and credits	1.00%		1.10%		1.10%
Foreign rate differential	(13.00%)		(7.50%)		(13.10%)
Other foreign items	1.20%		(2.00%)		2.60%
Uncertain tax positions	(0.60%)		(3.40%)		(4.50%)
Foreign tax credits, net	(2.60%)		(3.20%)		(5.70%)
Valuation allowance	4.70%		2.90%		(0.20%)
Clean energy and research credits	(5.70%)	[1]	(2.50%)	[1]	(0.40%)	[1]
Other	(3.80%)		(0.40%)		2.90%
Effective tax rate	16.20%		20.00%		17.70%

[1]	Includes the U.S. Internal Revenue Code (“IRC”) Section 45 income tax credits earned from the Company’s investments in clean energy partnerships.